TWO ROADS SHARED TRUST

E Fund China A Enhanced Equity Fund

Class A EFAAX

Class C EFACX

Class I EFAIX

E Fund RQFII China Total Return Bond Fund

Class A EFBAX

Class C EFBCX

Class I EFBIX

Incorporated herein by reference is the definitive version of the prospectus for the E Fund China A Enhanced Equity Fund and E Fund RQFII China Total Return Bond Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 9, 2015 (SEC Accession No. 0001580642-15-004172).